Discontinued Operation of Hjx and Call Center Business (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues:
Direct sales	$ 31,658,751	$ 20,297,424	$ 15,866,782
Distribution sales	5,825,742	4,789,845	1,200,247
Cost of revenues:
Direct sales	(8,565,312)	(5,080,307)	(3,963,203)
Distribution sales	(1,910,990)	(1,550,081)	(596,823)
Gross loss	27,008,191	18,456,881	12,507,003
Operating expenses:
Other selling and marketing expenses recovery	15,740,742	9,513,317	6,980,009
General and administrative expenses	(9,316,541)	(7,132,340)	(9,036,971)
Total operating expenses	(21,461,686)	(15,799,921)	(16,269,865)
(Loss) income from discontinued operations before income taxes	(1,061,087)	(990,235)	(3,921,926)
(Loss) income from discontinued operations	(1,061,087)	(990,235)	(3,921,926)
HJX business [Member]
Net revenues:
Direct sales		639	195,589
Distribution sales		55,807	1,771,829
Total net revenues		56,446	1,967,418
Cost of revenues:
Direct sales		(3,939)	(185,664)
Distribution sales		(326,097)	(2,187,001)
Total cost of revenues		(330,036)	(2,372,665)
Gross loss		(273,590)	(405,247)
Operating expenses:
Other selling and marketing expenses recovery	(68,538)	189,269	1,922,342
General and administrative expenses	(14,775)	(774,125)	(1,146,917)
Total operating expenses	53,763	(963,394)	(3,069,259)
(Loss) income from discontinued operations before income taxes	53,763	(1,236,984)	(3,474,506)
Income tax expense
(Loss) income from discontinued operations	$ 53,763	$ (1,236,984)	$ (3,474,506)